Restatement (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Schedule of Restated Balance Sheets and Statements of Operations

The restated balance sheet and statements of operations as of and for the year ended December 31, 2022 are as follows:

THUMZUP MEDIA CORPORATION

BALANCE SHEETS

	December 31, 2022	Restatement Adjustment	December 31, 2022
	(As Reported)		(As Restated)
ASSETS
Current assets:
Cash	$1,155,343	$-	$1,155,343
Prepaid expenses	2,903	-	2,903
Total current assets	1,158,246	-	1,158,246

Property and equipment, net	2,553	-	2,553

Total assets	$1,160,799	$-	$1,160,799

LIABILITIES AND STOCKHOLDERS’ EQUITY

Current liabilities:
Accounts payable and accrued expenses	$91,359	$-	$91,359
Liquidated damages and accrued interest	-	282,916	282,916
Total current liabilities	91,359	282,916	374,275

Total liabilities	91,359	282,916	374,275

Commitments and contingencies

Stockholders’ equity:
Preferred stock - 20,000,000 shares authorized:
Preferred stock - Series A, $0.001 par value, $45,000 stated value, 1,000,000 shares authorized; 125,865 shares issued and outstanding	126	-	126

Common stock, $0.001 par value, 250,000,000 shares authorized; 7,108,336 shares issued and outstanding	7,108	-	7,108
Additional paid in capital	3,179,913	-	3,179,913
Subscription receivable	(33,000)	-	(33,000)
Accumulated deficit	(2,084,707)	(282,916)	(2,367,623)
Total stockholders’ equity	1,069,440	(282,916)	786,524

Total liabilities and stockholders’ equity	$1,160,799	$-	$1,160,799

The accompanying notes are an integral part of these financial statements.

THUMZUP MEDIA CORPORATION

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2022	Restatement Adjustment	For the Year Ended December 31, 2022
	(As Reported)		(As Restated)
Revenues	$2,421	$-	$2,421

Operating Expenses:
Cost of revenues	439	-	439
Sales and marketing	224,088	-	224,088
Research and development	567,408	-	567,408
General and administrative	418,940	-	418,940
Depreciation and amortization	2,160	-	2,160
Total Operating Expenses	1,213,035	-	1,213,035

Loss From Operations	(1,210,614)	-	(1,210,614)

Other Income (Expense):
Expense for liquidated damages	-	(268,202)	(268,202)
Interest expense	(11,151)	(14,714)	(25,865)
Total Other Income (Expense)	(11,151)	(282,916)	(294,067)

Net Loss Before Income Taxes	(1,221,765)	(282,916)	(1,504,681)

Provision for Income Taxes (Benefit)	-	-	-

Net Loss	(1,221,765)	(282,916)	(1,504,681)

Net Income (Loss) Available to Common Stockholders	$(1,221,765)	$(282,916)	$(1,504,681)

Net Income (Loss) Per Common Share:
Basic	$(0.20)	$(0.04)	$(0.24)
Diluted	$(0.20)	$(0.04)	$(0.24)

Weighted Average Common Shares Outstanding:
Basic	6,215,753		6,215,753
Diluted	6,215,753		6,215,753